Statements of Net Assets Available for Benefits - EBP 022 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables:
Company contributions receivables	$ 26,277	$ 24,012
Notes receivable from participants	35,265	32,278
Receivable for securities sold	57,336	0
Other receivables	35	128
Total receivables	118,913	56,418
Investments, at fair value	7,169,730	5,966,836
Investments, at contract value	556,132	0
Plan interest in Stable Value Fund Master Trust	0	690,153
Total Assets	7,844,775	6,713,407
Payables:
Excess contributions payable	4,744	5,014
Total liabilities	4,744	5,014
Net assets available for benefits	$ 7,840,031	$ 6,708,393